Note 12 - Long-term Incentive Plan (Details Textual) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 06, 2009
Minimum Percentage of Fair Market Value for Non-qualified Stock Option Price		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		688,000	760,000	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		72,000
Allocated Share-based Compensation Expense, Total		$ 6,000	$ 12,000
Ten Percent Shareholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		688,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	72,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 154,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 23,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		5 years 153 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		1 year
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		180 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,300,000